Warrants (Details Narrative) - USD ($)				3 Months Ended	6 Months Ended		9 Months Ended
	Apr. 20, 2024	Mar. 20, 2024	Sep. 22, 2023	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Dec. 31, 2023
Proceeds from warrants					$ 113,000		$ 114,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.01	$ 0.01	$ 0.01		$ 0.01		$ 0.01
Share price	$ 3.08	$ 3.47
Subsequent event, description		There is no established public trading market for the Warrants. Notwithstanding the foregoing, the Warrants shall vest, and not be subject to forfeiture, with respect to 25% of such Warrants commencing on the 90th day after the date of the Lock-Up Agreement and 25% on each subsequent 90-day anniversary, in each case vesting only if the holder agrees to continue to have its shares of common stock remain locked up pursuant to the Lock-Up Agreement on such date
Common stock per share			$ 18.00	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Derivative Liability, Noncurrent				$ 32,000	$ 32,000		$ 24,000		$ 123,000	$ 142,000
Derivative warrant liabilities							$ 24,000			$ 100,000
Murphy Canyon Acquisition Corp [Member]
Warrants to purchase common stock			54,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.00
Issuance of Common Stock, shares			54,000
Warrant [Member]
Share price		$ 3.18		$ 18.00	$ 18.00		$ 18.00		$ 18.00
Warrant [Member] | Director [Member]
Proceeds from warrants				$ 200,000			$ 200,000
Issuance of Common Stock, shares	907,725
Loss from issuance of warrants				$ 2,200,000			2,200,000
IPO [Member] | Public Warrant [Member]
Warrants to purchase common stock			13,225,000
Warrants price per share			$ 10.00
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.50
IPO [Member] | Private Placement Warrant [Member]
Warrants to purchase common stock			754,000
Warrants price per share			$ 10.00
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.50
Lock Up Agreement [Member]
Class of warrant or right outstanding		260,000
Proceeds from warrants		$ 500,000
Subscription Agreements [Member] | Murphy Canyon Acquisition Corp [Member]
Warrants to purchase common stock			2,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.50
Issuance of Common Stock, shares			2,000,000
March Lock Up Agreement [Member]
Class of warrant or right outstanding		260,000
Proceeds from warrants		$ 500,000					$ 500,000
Subsequent event, description		There is no established public trading market for the March 2024 Warrants. Notwithstanding the foregoing, the March 2024 Warrants shall vest, and not be subject to forfeiture, with respect to 25% of such March 2024 Warrants commencing on the 90th day after the date of the March 2024 Lock-Up Agreement and 25% on each subsequent 90-day anniversary, in each case vesting only if the holder agrees to continue to have its shares of common stock remain locked up pursuant to the March 2024 Lock-Up Agreement on such date.
March Lock Up Agreement [Member] | Warrant [Member]
Share price		$ 3.18
April Lock Up Agreement [Member]
Class of warrant or right outstanding	1,447,725
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.125
Subsequent event, description	There is no established public trading market for the April 2024 Warrants. Notwithstanding the foregoing, the April 2024 Warrants shall vest, and not be subject to forfeiture, with respect to 25% of such March 2024 Warrants commencing on the 90th day after the date of the April 2024 Lock-Up Agreement and 25% on each subsequent 90-day anniversary, in each case vesting only if the holder agrees to continue to have its shares of common stock remain locked up pursuant to the April 2024 Lock-Up Agreement on such date.
April Lock Up Agreement [Member] | Warrant [Member]
Share price	$ 3.12